Exhibit 99

CITIBANK, N.A.

CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

For the Due Period Ending September 25, 2024

This Report relates to the Due Period ending September 25, 2024 and the related Payment Dates for the Notes.

A.	Information Regarding the Master Trust portfolio

1. Portfolio Yield for the Collateral Certificate	20.09%
Yield Component	22.62%
Credit Loss Component	2.53%
2. New Purchase Rate	32.99%
3. Total Payment Rate	35.91%
4. Principal Payment Rate	35.67%
5. Aggregate Amount of Principal Receivables in the Trust :
Principal Receivables Beginning of Due Period	$22,391,318,415
Principal Receivables Average	$22,079,444,822
Principal Receivables Lump Sum Addition/(Removal)	$0
Principal Receivables End of Due Period	$21,910,654,708
Finance Charge Receivables—End of Due Period	$644,535,222
6. Delinquency (1)
Current	$21,975,548,658
1-30 days delinquent	$261,268,782
31-60 days delinquent	$87,523,228
61-90 days delinquent	$75,280,412
91-120 days delinquent	$63,367,998
121-150 days delinquent	$51,533,146
151-180 days delinquent	$48,316,399
Current	97.40%
1-30 days delinquent	1.16%
31-60 days delinquent	0.39%
61-90 days delinquent	0.33%
91-120 days delinquent	0.28%
121-150 days delinquent	0.23%
151-180 days delinquent	0.21%

(1)

Shown are (i) the aggregate dollar amount of Receivables that were current or were delinquent for each of the time periods listed and (ii) that were current or were delinquent for each of the time periods listed as a percentage of the aggregate dollar amount of Receivables. Accounts and the related Receivables are serviced on multiple servicing platforms. Delinquency data shown for Receivables related to some Accounts is as of the last business day of the same month as the last day of the Due Period and delinquency data shown for Receivables related to other Accounts is as of the last full weekend of the same month as the last day of the Due Period. Thus, the dollar amounts and percentages of Receivables that were current or were delinquent for each of the time periods listed includes aggregated amounts as of more than one date, including the aggregate dollar amount of Receivables used to determine the percentage shown.

CITIBANK, N.A.

CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

For the Due Period Ending September 25, 2024

		Current Due Period on an Actual Basis (1)	Current Due Period on a Standard Basis (1)
B.	Information Regarding the Collateral Certificate (Percentage Basis)
	1. Portfolio Yield	20.09%	20.09%
	2. Weighted Average Interest Rate (2)	5.53%	5.53%
	3. Weighted Average Investor Fee Rates
	Fixed Servicing Fee	0.37%	0.37%
	Others	0.00%	0.00%
	4. Surplus Finance Charge Collections	14.19%	14.19%
	5. Surplus Finance Charge Collections For Purposes of Funding Class C Reserve Account	14.10%	14.10%
	6. Required Surplus Finance Charge Amount	0.00%	0.00%
	7. Aggregate Surplus Finance Charge Amount minus Required Surplus Finance Charge Amount	14.19%	14.19%
C1.	Information Regarding the Collateral Certificate (Dollars Basis)
	1. Total Investor Collections	$2,178,355,850	$2,178,355,850
	Principal Collections	$2,074,393,056	$2,074,393,056
	Finance Charge Collections	$103,962,794	$103,962,794
	2. Investor Default Amount	$11,659,464	$11,659,464
	3. Targeted Deposit to Interest Funding Account (3)	$26,441,962	$26,441,962
	4. Investor Monthly Fees
	Fixed Servicing Fees	$1,792,958	$1,792,958
	Others	$2,000	$2,000
	5. Surplus Finance Charge Collections	$64,066,410	$64,066,410
	6. Required Surplus Finance Charge Collections	$0	$0
	7. Aggregate Surplus Finance Charge Amount minus Required Surplus Finance Charge Amount	$64,066,410	$64,066,410

(1)

Values for “Current Due Period on an Actual Basis” reflect, in the case of a first due period close of a tranche of Notes, activity from the close date until the first due period end, or, as in the case of Targeted Deposit to Interest Funding Account and certain fees, until the first Monthly Interest Date. Values for “Current Due Period on a Standard Basis” reflect activity for the entire current period, as if all Notes had already been outstanding prior to the first day of such period. All percentages are based on actual cash revenue or expense for the period, converted to an annualized percent using day count appropriate for the item, either 30/360, actual/360, or actual/actual. Depending on the item, cash expenses may accrue from August 28, 2024 to September 25, 2024, 29 days, or September 9, 2024 to October 6, 2024, 28 days (standard basis).

(2)	Defined in the definition section of the Indenture
(3)	Referenced in sections 501 and 503 of the Indenture

CITIBANK, N.A.

CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

For the Due Period Ending September 25, 2024

C2.	Information Regarding the Sellers’ Participation Amount, Seller’s Interest and Regulation RR sellers’ interest in Securities percentage.

1.	Sellers’ Participation Amount on the last day of the prior Due Period	$16,352,578,149
2.	Sellers’ Participation Amount on the last day of the Due Period	$15,871,914,442
3.	Seller’s Interest (1)	72.44%
4.	Regulation RR sellers’ interest percentage on the last day of the Due Period (2)	272.95%

(1)

The Seller’s Interest percentage is calculated by dividing the Sellers’ Participation Amount as of the close of business on the last day of the Due Period, by the aggregate amount of Principal Receivables as of such day. Citibank, N.A., as originator for the purposes of certain risk retention rules of the European Union, currently retains a material net economic interest that is not less than five percent of the nominal value of the securitized exposure, which interest is not subject to any credit risk mitigation, short position or other hedge, except to the extent permitted by certain risk retention rules of the European Union.

(2)

The Regulation RR seller’s interest percentage is calculated by dividing the Sellers’ Participation Amount as of the close of business on the last day of the Due Period, by the aggregate Outstanding Dollar Principal Amount of Citiseries Notes as of such day.

C3.	Information Regarding the Series 2009 Credit Card Participation Certificate*

1.	Series 2009 Invested Amount as of the end of the Due Period**	$223,740,266
2.	Required Subordinated Amount as of the end of the Due Period**	$223,740,266
3.	Series 2009 Reallocated Principal Collections for the current Due Period***	$0
4.	Series 2009 Reallocated Principal Collections for all prior Due Periods	$0

*

The Series 2009 Credit Card Participation Certificate, issued on May 1, 2009, provides credit enhancement to the Collateral Certificate. For more information, see Form 8-Ks filed with the SEC on May 5, 2009 and November 3, 2017 by Citibank Credit Card Issuance Trust.

**	The Series 2009 Invested Amount and Required Subordinated Amount are variable, and each amount currently equals 3.84764% of the Invested Amount of the Collateral Certificate.
***	This amount is included in Finance Charge Collections for the Collateral Certificate. See Section C1, line item 1 on Preceding Page.

CITIBANK, N.A.

CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

For the Due Period Ending September 25, 2024

D.	Information Regarding Notes of Citiseries

	(The information reported is for the Due Period ending September 25, 2024 and giving effect to all deposits, allocations, reallocations and payments to be made in the month after the end of this Due Period.)

	(Aggregate Basis)
	1a.	Class A Outstanding Dollar Principal Amount	$4,330,000,000
	1b.	Class B Outstanding Dollar Principal Amount	$630,000,000
	1c.	Class C Outstanding Dollar Principal Amount	$855,000,000
	2a.	Targeted Deposit to Class A Interest Funding Account	$18,515,527
	2b.	Targeted Deposit to Class B Interest Funding Account	$3,211,709
	2c.	Targeted Deposit to Class C Interest Funding Account	$4,714,726
	3a.	Balance in the Class A Interest Funding Account	$55,600,563
	3b	Balance in the Class B Interest Funding Account	$3,211,709
	3c	Balance in the Class C Interest Funding Account	$4,714,726
	4a.	Targeted Deposit to Class A Principal Funding Account	$0
	4b.	Targeted Deposit to Class B Principal Funding Account	$0
	4c.	Targeted Deposit to Class C Principal Funding Account	$0
	5a.	Balance in the Class A Principal Funding Account	$0
	5b.	Balance in the Class B Principal Funding Account	$0
	5c.	Balance in the Class C Principal Funding Account	$0
	6.	Targeted Deposit to Class C Reserve Account	$0
	7.	Balance in the Class C Reserve Account	$0
	8a.	Maximum enhancement amount available to Outstanding Class A Notes from Class B Notes	$259,060,003
	8b.	As a Percentage of Class A Outstanding Dollar Principal Amount	5.98291%
	8c.	Maximum enhancement amount available to Outstanding Class A Notes from Class C Notes	$345,413,193
	8d.	As a Percentage of Class A Outstanding Dollar Principal Amount	7.97721%
	8e.	Maximum enhancement amount available to Outstanding Class B Notes from Class C Notes	$839,999,979
	8f.	As a Percentage of Class B Outstanding Dollar Principal Amount	133.33333%

CITIBANK, N.A.

CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

For the Due Period Ending September 25, 2024

9a. Reduction in the Class A Nominal Liquidation Amount resulting from an allocation of Investor Charge-Offs	$0
9b. Reduction in the Class B Nominal Liquidation Amount resulting from an allocation of Investor Charge-Offs or a reallocation of Principal Collections to pay interest on Class A Notes	$0
9c. Reduction in the Class C Nominal Liquidation Amount resulting from an allocation of Investor Charge-Offs or a reallocation of Principal Collections to pay interest on Class A or Class B Notes	$0
10a. Reimbursement of Class A Nominal Liquidation Amount	$0
10b. Reimbursement of Class B Nominal Liquidation Amount	$0
10c. Reimbursement of Class C Nominal Liquidation Amount	$0

E.	Information Regarding Distributions to Noteholders of Citiseries

(The information reported is for the Due Period ending September 25, 2024 and giving effect to all deposits, allocations, reallocations and payments to be made in the month after the end of this Due Period.)

(Aggregate Basis)

1a. The total amount of the distribution to Class A Noteholders on the applicable Payment Dates	$28,827,109
1b. The total amount of the distribution to Class B Noteholders on the applicable Payment Dates	$3,211,709
1c. The total amount of the distribution to Class C Noteholders on the applicable Payment Dates	$4,714,726
2a. The amount of the distribution set forth in item 1(a) above in respect of principal on the Class A Notes	$0
2b. The amount of the distribution set forth in item 1(b) above in respect of principal on the Class B Notes	$0
2c. The amount of the distribution set forth in item 1(c) above in respect of principal on the Class C Notes	$0
3a. The amount of the distribution set forth in item 1(a) above in respect of interest on the Class A Notes	$28,827,109
3b. The amount of the distribution set forth in item 1(b) above in respect of interest on the Class B Notes	$3,211,709
3c. The amount of the distribution set forth in item 1(c) above in respect of interest on the Class C Notes	$4,714,726
4a. The amount, if any, by which the Adjusted Outstanding Dollar Principal Amount of the Class A Notes exceeds the Class A Nominal Liquidation Amount as of the Record Date with respect to the applicable Payment Dates	$0
4b. The amount, if any, by which the Adjusted Outstanding Dollar Principal Amount of the Class B Notes exceeds the Class B Nominal Liquidation Amount as of the Record Date with respect to the applicable Payment Dates	$0
4c. The amount, if any, by which the Adjusted Outstanding Dollar Principal Amount of the Class C Notes exceeds the Class C Nominal Liquidation Amount as of the Record Date with respect to the applicable Payment Dates	$0

CITIBANK, N.A.

CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

For the Due Period Ending September 25, 2024

F.	Information Regarding Notes of Citiseries

(The information reported is for the Due Period ending September 25, 2024 and giving effect to all deposits, allocations, reallocations and payments to be made in the month after the end of this Due Period.)

(Individual Tranche Basis)

1a.	Outstanding Dollar Principal Amount, Interest Payments and Deposits to Interest Funding Sub-Accounts

Class/Tranche	Outstanding Dollar Principal Amount	Monthly Accretion	Targeted Deposit to the Interest Funding Account(1)	Actual Deposit to the Interest Funding Account	Cumulative Shortfall In Interest Funding Sub- Account	Interest Funding Sub-Account Balance(2)	Interest Payment On Payment Date(3)
Class 2007-A3	$665,000,000.00	$0.00	$2,853,713.95	$2,853,713.95	$0.00	$13,632,500.00	$0.00
Class 2007-A4	15,000,000.00	0.00	65,953.85	65,953.85	0.00	65,953.85	0.00
Class 2017-A6	775,000,000.00	0.00	3,733,965.28	3,733,965.28	0.00	0.00	3,733,965.28
Class 2018-A5	375,000,000.00	0.00	1,704,056.67	1,704,056.67	0.00	0.00	1,704,056.67
Class 2018-A7	1,000,000,000.00	0.00	3,300,000.00	3,300,000.00	0.00	0.00	19,800,000.00
Class 2023-A1	750,000,000.00	0.00	3,268,750.00	3,268,750.00	0.00	13,075,000.00	0.00
Class 2023-A2	750,000,000.00	0.00	3,589,087.50	3,589,087.50	0.00	0.00	3,589,087.50
Class 2023-B1	225,000,000.00	0.00	1,191,101.25	1,191,101.25	0.00	0.00	1,191,101.25
Class 2023-B2	315,000,000.00	0.00	1,575,666.75	1,575,666.75	0.00	0.00	1,575,666.75
Class 2023-C1	305,000,000.00	0.00	1,754,395.58	1,754,395.58	0.00	0.00	1,754,395.58
Class 2023-C2	425,000,000.00	0.00	2,292,357.92	2,292,357.92	0.00	0.00	2,292,357.92
Class 2024-B1	90,000,000.00	0.00	444,940.50	444,940.50	0.00	0.00	444,940.50
Class 2024-C1	125,000,000.00	0.00	667,972.92	667,972.92	0.00	0.00	667,972.92
Total	$5,815,000,000.00	$0.00	$26,441,962.17	$26,441,962.17	$0.00	$26,773,453.85	$36,753,544.37

(1)	Referenced in sections 501 and 503 of the Indenture
(2)	The Interest Funding Sub-Account Balance reflects the Trust Targeted Deposit to the Interest Funding Account and net settlement of any U.S. dollar-denominated swap.
(3)

For Notes denominated in US dollars this column represents the Note coupon payment to investors on the related Payment Date. For Notes not denominated in U.S. dollars this column represents the currency swap payment to the counterparty on the related Swap Payment Date.

CITIBANK, N.A.

CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

For the Due Period Ending September 25, 2024

1b.	Outstanding Dollar Principal Amount and Investor Interest Payments

Class/Tranche	Outstanding Dollar Principal Amount	Investor Interest Rate Fixed/ Floating	Investor Interest PMT Frequency	Payment Date(1)	Monthly Interest Accrual Period (3)	Investor’s Current Period Interest Rate	Investor’s Interest PMT On Pmt Date (2)	SWAP Yes/ No	Expected Principal Payment Date	Legal Maturity Date
Class 2007-A3	$665,000,000.00	Fixed	Jun, Dec	15	15 - 15	6.15000	$0.00	Yes	06/15/2037	06/15/2039
Class 2007-A4	15,000,000.00	Floating	Sep, Dec, Mar, Jun	15	16 - 15	5.45825	0.00	No	06/15/2037	06/15/2039
Class 2017-A6	775,000,000.00	Floating	Monthly	14	16 - 15	5.98099	3,733,965.28	No	05/14/2027	05/14/2029
Class 2018-A5	375,000,000.00	Floating	Monthly	7	9 - 7	5.84248	1,704,056.67	No	08/07/2025	08/09/2027
Class 2018-A7	1,000,000,000.00	Fixed	April, October	13	13 - 13	3.96000	19,800,000.00	No	10/13/2028	10/15/2030
Class 2023-A1	750,000,000.00	Fixed	June, December	8	8 - 8	5.23000	0.00	No	12/08/2025	12/08/2027
Class 2023-A2	750,000,000.00	Floating	Monthly	8	4 - 3 (4)	5.74254	3,589,087.50	No	12/08/2025	12/08/2027
Total	$4,330,000,000.00						$28,827,109.45

(1)	If the Payment Date is not a Business Day, then the Payment Date will be the succeeding Business Day.
(2)	The record date for payment of the notes is the last day of the month before the related payment date.
(3)	For a newly issued class of notes, interest begins to accrue on the issuance date of that class.
(4)

Notes utilizing Compounded SOFR accrue interest on an actual/360 basis during each Interest Period from and including the day following the prior Interest Period End Date to and including the current Interest Period End Date. Interest Period End Date means the third calendar day of each month, or if such day is not a Business Day, the next following Business Day.

2a.	Information Regarding the Sponsor’s or Affiliates’ Interest in Securities during the Due Period. Citiseries Notes Held by the Sponsor or an Affiliate.

	Outstanding Dollar Principal	Outstanding Dollar Principal
	Amount as of the Last Day of	Amount as of the Last Day of
Class/Tranche	Previous Due Period	Current Due Period
Class 2023-B1	$ 225,000,000.00	$225,000,000.00
Class 2023-B2	315,000,000.00	315,000,000.00
Class 2024-B1	90,000,000.00	90,000,000.00
Class 2023-C1	305,000,000.00	305,000,000.00
Class 2023-C2	425,000,000.00	425,000,000.00
Class 2024-C1	125,000,000.00	125,000,000.00
Total	$ 1,485,000,000.00	$1,485,000,000.00
	Net increase or (decrease) in
	Outstanding Dollar Principal
	Amount from the previous Due Period	$0.00

2b.	Principal Payments and Deposits to Principal Funding Sub-Accounts for all Deals.

Class/Tranche	Targeted Principal Monthly Deposit	Actual Principal Monthly Deposit	Cumulative Shortfall in Principal Funding Sub-Account	Principal Funding Sub-Account Balance	Principal Payment On Payment Date
Nothing to report for this period.

CITIBANK, N.A.

CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

For the Due Period Ending September 25, 2024

3a.	Funding the Class ‘C’ Reserve Sub-Accounts

1) 3 Month Average Surplus Finance Charge Collections for purposes of Funding the Class C Reserve Sub-Accounts					13.55%
2) Is the 3 Month Average Surplus Finance Charge Collections for purposes of Funding the Class C Reserve Sub-Accounts less than or equal to 4.50%					No

3b. Deposits to and Withdrawals from Class C Reserve Sub-Accounts

Class/Tranche	Targeted Deposit to Class C Reserve Sub-Account	Class C Reserve Sub-Account Ending Balance as of Prior Due Period	Actual Deposit to Class C Reserve Sub-Account	Withdrawals from Class C Reserve Sub-Account	Class C Reserve Sub-Account Ending Balance	Cumulative Shortfall in Class C Reserve Sub-Account
Nothing to report for this period.

3c. Actual Deposits by Source to Class C Reserve Sub-Accounts

Class/Tranche	Surplus Finance Charge Collections	Withdrawals Treated as Finance Charge Collections	Total Finance Charge Collections	Required Funding resulting From New Issuance of Notes	Total Actual Deposits
Nothing to report for this period.

3d. Withdrawals from Class C Reserve Sub-Accounts

Class/Tranche	Release of Funds In excess of Targeted Amount	Release of funds in Class C Reserve Sub-Account Due to Maturity	Utilization	Total Actual Withdrawals
Nothing to report for this period.

CITIBANK, N.A.

CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

For the Due Period Ending September 25, 2024

4.	Maximum Enhancement Amount Available to Class A Notes; Class A Usage of Class B and Class C Subordinated Amounts

Class/Tranche	Maximum Enhancement Amount Available from Class B Notes	Maximum Enhancement Amount Available from Class C Notes	Class A Usage of Class B Subordinated Amount for this Due Period	Class A Usage of Class C Subordinated Amount for this Due Period	Cumulative Class A Usage of Class B Subordinated Amount	Cumulative Class A Usage of Class C Subordinated Amount
Class 2007-A3	$39,786,351.50	$53,048,446.50
Class 2007-A4	897,436.50	1,196,581.50
Class 2017-A6	46,367,552.50	61,823,377.50
Class 2018-A5	22,435,912.50	29,914,537.50
Class 2018-A7	59,829,100.00	79,772,100.00
Class 2023-A1	44,871,825.00	59,829,075.00
Class 2023-A2	44,871,825.00	59,829,075.00
Total	$259,060,003.00	$345,413,193.00

5.	Maximum Enhancement Amount Available to Class B Notes; Class B Usage of Class C Subordinated Amounts

Class/Tranche	Maximum Enhancement Amount Available from Class C Notes	Class B Usage of Class C Subordinated Amount for this Due Period	Cumulative Class B Usage of Class C Subordinated Amount
Class 2023-B1	$299,999,992.50
Class 2023-B2	419,999,989.50
Class 2024-B1	119,999,997.00
Total	$839,999,979.00

CITIBANK, N.A.

CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

For the Due Period Ending September 25, 2024

6.	Reductions of and Reimbursements to Nominal Liquidation Amount

Class/Tranche	Reduction Resulting from an Allocation of Investor Charge-offs for this Due Period	Reduction Resulting from from a Reallocation of Principal Collections to pay interest on senior classes of Notes for this Due Period	Cumulative Reduction Resulting from an Allocation of Investor Charge-offs (net of Reimbursements)	Cumulative Reduction Resulting from an Reallocation of Principal Collections to pay interest on senior classes of Notes (net of Reimbursements)	Reimbursements of prior reductions of Nominal Liquidation Amount for this Due Period
Nothing to report for this period.

7.	Excess Spread/Early Redemption Event Trigger

1) 3 Month Average Surplus Finance Charge Collections	13.61%
2) Is the 3 Month Average Surplus Finance Charge Collections greater than 0.00%	Yes

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Report this 15th day of October, 2024.

CITIBANK, N.A.
As Managing Beneficiary of Citibank Credit Card Issuance Trust and As Servicer of Citibank Credit Card Master Trust I

By:	/s/ Shirley Wong
Name: Shirley Wong
Title: Authorized Representative